Financial Risks - Additional Information (Detail) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial risk management [line items]
Amount of undiscounted expected credit losses at initial recognition	€ 3	€ 2